RELATED PARTIES	12 Months Ended
Dec. 31, 2014
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 11 -     RELATED PARTIES

A.	Payroll and related amounts to related parties in 2014, 2013 and 2012 were $103, $100 and $100, respectively.

B.
On December 8, 2011 the Company has signed a termination agreement with Mr. Tzvika Shukhman, the Company's CEO, effective from December 31, 2011. From January 1, 2012 Mr. Tzvika Shukhman was hired as an external consultant who provides Metalink with consulting services.

This agreement and the termination agreement have been duly approved by the Audit Committee and Board of Directors of the Company and the shareholders of the Company.